Inventory (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory costs		$ 1,980	$ 101
Impairment of inventory		$ 131	$ 106